Current and Non-Current Payables - Summary of Trade and Other Current Payables (Detail) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 1,743,892,909	$ 978,324,487
Trade and other payables non-current	308,308,862	179,397,412
Electricity Distribution Segment [Member]
Trade And Other Payables [Line Items]
Trade and other payables non-current	308,013,985	174,373,938
Energy suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	504,236,945	237,889,432
Trade and other payables non-current	308,013,985	175,580,989
Fuel and gas suppliers [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	236,836,190	86,288,004
Payables for goods and services [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	354,236,627	193,170,873
Trade and other payables non-current	487	487
Payable For Assets Acquisition [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	443,512,746	396,820,422
Trade and other payables non-current	161,040	3,730,996
Subtotal Trade Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	1,538,822,508	914,168,731
Trade and other payables non-current	308,175,512	179,312,472
Dividends payable to third parties [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	150,050,339	18,090,436
Accounts payables to employees [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	43,184,467	39,207,096
Other payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	11,835,595	6,858,224
Trade and other payables non-current	133,350	84,940
Subtotal Other Payables [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	205,070,401	64,155,756
Trade and other payables non-current	133,350	84,940
Energy Purchases [Member]
Trade And Other Payables [Line Items]
Trade and other payables, current	$ 308,013,985	$ 174,373,938